UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Semi-Annual Report

December 31, 2007

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
January 2008

Dear Shareholders:

In 1854, Henry David Thoreau wrote “Our houses are such unwieldy property that we are often imprisoned rather than housed by them”.  While the context may be different in 2007, Thoreau’s words ring with truth today. Houses, and the mortgages taken out to finance their purchase, were the most important factor in financial markets for 2007. By year-end, not only were consumers imprisoned by the housing market but they were joined by major banks, brokerages and the overall economy.

In hindsight, a perfect storm developed related to housing markets over the past several years. In the wake of the technology bust of 2000-2001, the Federal Reserve provided incredible monetary stimulus to the economy in order to ward off a deflationary spiral. Short-term interest rates dropped all the way to 1%, reducing borrowing costs for both businesses and consumers. Demand for housing accelerated as the “American Dream” of home ownership became obtainable for large numbers of consumers. At the same time, debt securitization allowed banks to sell loans in the capital markets rather than hold them on their own balance sheets. With risk passing to the ultimate purchaser of a debt security, loan production volume became paramount and myriad alternatives to the traditional 30-year fixed rate mortgage were developed. Historical checks and balances of credit, employment, and income verification were neglected. Demand for housing pushed prices of existing homes continually higher and spurred development of new projects across the country. As home values increased, so did re-financings of mortgages allowing consumers to spend the increased values in their homes, in effect turning the house into an ATM. The “bubble” that fueled the stock market in the late 1990’s was transferred to housing.

But, “bubbles” eventually collapse and as higher interest rates (needed to fight inflationary pressures) combined with mortgage rate re-sets that consumers could no longer afford, housing markets began to deflate in 2007. Home inventories rose, house prices appear to be dropping, rate re-sets still loom for many, lenders (those that have not gone bankrupt) have tightened their standards, and securitization markets have effectively shut down. Eventually, the problems should be sorted out but that process will take time. Banks must rebuild their balance sheets and confidence needs to return to debt markets. Looking ahead, there are concerns that other areas of the credit markets could experience pressure and that reduced liquidity could constrain consumer spending. Economic growth will most likely slow in early 2008 and the odds of a recession occurring have increased.

Bond markets were exceptionally volatile, especially in the second half of the year. As investors fled to the quality of U.S. Treasury securities in the wake of deteriorating conditions in sub-prime mortgage markets, interest rate spreads widened significantly across all bond market sectors. Market fears and concern about economic impacts forced the Fed to cut short-term rates by 50 basis points in September followed by 25 basis point cuts in October and December (A basis point is one hundredth of a percentage point (.01%)). Further cuts are anticipated as 2008 unfolds.

Volatility was also present in equity markets. The S&P 500 fell almost 10% in July and August, rallied to a new high by October following the first Fed rate cut, dropped another 10% by late November before rallying, then fading, into year-end. Stocks impacted by financial markets and by discretionary consumer spending were exceptionally weak during this period.

As we enter 2008, we expect the turbulence to continue. The Fed must chart a course in monetary policy between inflationary pressures and recessionary forces. The global economy, too, has increasing importance for domestic markets as interdependencies and linkages have grown. In addition, there will be a change in leadership of the country as the presidential election year proceeds. We are mindful of all these risks as we search for attractive opportunities for investment.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund(s) for the period ended December 31, 2007 are as follows:

1 Year	5 Year	10 Years
6.43%	10.55%	6.58%

Gross Expense Ratio: 1.20%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and a net expense ratio of 1.19% reflecting voluntary fee waivers in effect. Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2008, so that all custody fees are waived for the Growth Fund. The fee waiver and expense reimbursement may be terminated at any time after October 31, 2008 at the discretion of the service providers.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 5.49%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core group) returned 5.73% during this same time period.  As of December 31, 2007, based on total returns, the Growth Fund (Class Y) ranked in the 43rd percentile compared to the Lipper peer group for the past year and in the 72nd and top 19th percentiles for the past five and ten years, out of 835, 572, and 287 funds, respectively.

Six months ago, in the annual report, we mentioned some potential “dark clouds” that we could see on the horizon for equity markets. In the second half of 2007, we saw some of those clouds turn into storms related to sub-prime mortgage lending and the financing of those loans in credit markets. Many of the country’s largest financial institutions have had to take charges to earnings and write down the value of assets to address the situation. While the fund did not entirely escape the impact of lower stock prices that resulted, our portfolio positioning in light of the risks we saw allowed the Fund to out-perform the S&P 500 for the year.

We continue to be mindful of the impact that developments in credit markets can have on the U.S. consumer and the domestic economy as a whole. For now, we are maintaining a defensive posture with the Fund’s structure while we look for evidence of improving conditions.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending December 31, 2007 are as follows:

1 Year	5 Year	10 Year
6.72%	3.94%	5.64%

Gross Expense Ratio: 0.91%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and a net expense ratio of 0.86% reflecting voluntary fee waivers in effect. Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2008, so that all custody fees are waived for the Bond Fund and so that Total Annual Fund Operating. The fee waiver and expense reimbursement may be terminated at any time after October 31, 2008 at the discretion of the service providers. In the absence of fee waivers, returns would be reduced.

The bond market was transformed in 2007 by the collapse of the most speculative mortgage sector (subprime).  The freewheeling years of credit creation gave way to credit constriction.  At the beginning of 2007 investors were throwing money at newfangled debt securities and derivatives for a bit more yield.  This proved to be a major mistake as these investments rapidly lost value resulting in losses of tens of billions of dollars.  The effect was government bonds having the highest return of all bond categories, 8.76%.  In comparison, corporate bonds delivered a 4.64% return.  Investors were seeking safety in very turbulent times.

We entered 2007 with an overweighting in government and agency bonds.  We underweighted corporate debt as we felt we were not being compensated for credit risk.  As yield spreads gapped wider in the last six months of the year, we began reversing this position.  Mortgage securities have also seen their yield spreads widen sharply with the housing turmoil.  We feel this sector now offers good value and are increasing our holdings.

As we enter 2008, government debt largely trades with a 3% handle.  Historically these are low interest rate levels.  At some point we may look for opportunities to reduce the duration of the portfolio.  However, with recession looming, rates could continue to trend lower in the first half of 2008.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an index.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

The Distributor of the COUNTRY Mutual Funds is Quasar Distributors, LLC (2/08).

COUNTRY Mutual Funds — Expense Example December 31, 2007 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 7/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$ 993.70	$5.86
Hypothetical(2)	$1,000.00	$1,019.25	$5.94

(1)	Ending account values and expenses paid during the period based on a (0.63%) return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during the period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$1,056.00	$4.39
Hypothetical(2)	$1,000.00	$1,020.86	$4.32

(1)	Ending account values and expenses paid during the period based on a 5.60% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during the period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2007 (unaudited)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$994.10	$5.86
Hypothetical(2)	$1,000.00	$1,019.25	$5.94

(1)	Ending account values and expenses paid during period based on a (0.59%) return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual(1)	$1,000.00	$1,055.60	$4.39
Hypothetical(2)	$1,000.00	$1,020.86	$4.32

(1)	Ending account values and expenses paid during period based on a 5.56% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio AssetsDecember 31, 2007 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*   Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund

Average Annual ReturnsDecember 31, 2007
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	6.43%	10.55%	6.58%
S&P 500 Index(1)	5.49%	12.83%	5.91%
Lipper Large Cap Core Funds Average(2)	5.73%	11.70%	5.04%

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) December 31, 2007
	Value	Percent of Fund
General Electric Company	$6,598,460	2.97%
Exxon Mobil Corporation	6,511,455	2.93%
The Procter & Gamble Company	6,020,440	2.71%
CVS Caremark Corporation	5,326,500	2.40%
Halliburton Company	5,231,580	2.36%
Johnson & Johnson	5,202,600	2.34%
Intel Corporation	5,172,040	2.33%
Microsoft Corporation	5,058,760	2.28%
Wal-Mart Stores, Inc.	4,838,554	2.18%
AT&T, Inc.	4,571,600	2.06%
	$54,531,989	24.56%

COUNTRY Bond Fund

Average Annual ReturnsDecember 31, 2007
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	6.72%	3.94%	5.64%
Merrill Lynch U.S. Domestic Master Bond Index(1)	7.17%	4.49%	6.02%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	4.71%	3.88%	5.18%

(1)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(2)
The Lipper Intermediate Investment-Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) December 31, 2007
	Value	Percent of Fund
United States Treasury Bond, 4.500%, 2/15/2036	$4,522,851	3.06%
Federal Home Loan Mortgage Corp., 5.500%, 3/1/2022	2,714,846	1.84%
United States Treasury Bond, 5.000%, 5/15/2037	2,179,844	1.47%
United States Treasury Note, 4.875%, 8/15/2016	2,129,688	1.44%
United States Treasury Note, 4.625%, 8/31/2011	2,093,750	1.42%
United States Treasury Note, 4.875%, 8/15/2009	2,055,312	1.39%
Federal Home Loan Mortgage Corp., 6.000%, 5/1/2037	2,019,383	1.37%
LB-UBS Commercial Mortgage Trust, 4.799%, 12/15/2029	1,976,473	1.34%
Federal Home Loan Mortgage Corp., 6.000%, 8/1/2037	1,972,115	1.33%
United States Treasury Bond, 5.375%, 2/15/2031	1,858,958	1.26%
	$23,523,220	15.92%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 97.02%
Consumer Discretionary — 9.17%
Best Buy Co., Inc.	52,000	$2,737,800
Carter's, Inc. (a)	119,200	2,306,520
Gentex Corporation	151,400	2,690,378
H&R Block, Inc.	95,600	1,775,292
The Home Depot, Inc.	95,200	2,564,688
Kohl's Corporation (a)	54,500	2,496,100
Limited Brands	155,000	2,934,150
Target Corporation	57,000	2,850,000
		20,354,928
Consumer Staples — 14.61%
Altria Group, Inc.	60,000	4,534,800
Archer-Daniels-Midland Company	93,000	4,317,990
CVS Caremark Corporation	134,000	5,326,500
The Kroger Co.	60,000	1,602,600
McCormick & Company	64,700	2,452,777
The Procter & Gamble Company	82,000	6,020,440
Sysco Corporation	107,100	3,342,591
Wal-Mart Stores, Inc.	101,800	4,838,554
		32,436,252
Energy — 13.10%
Apache Corporation	36,900	3,968,226
Chesapeake Energy Corp.	76,400	2,994,880
ChevronTexaco Corp.	35,000	3,266,550
ConocoPhillips	31,000	2,737,300
Exxon Mobil Corporation	69,500	6,511,455
Halliburton Company	138,000	5,231,580
Schlumberger Limited (b)	44,500	4,377,465
		29,087,456
Financials — 12.21%
ACE Limited (b)	57,200	3,533,816
AFLAC INCORPORATED	35,400	2,217,102
American Express Company	60,000	3,121,200
American International Group, Inc.	73,100	4,261,730
Bank of America Corporation	38,669	1,595,483
The Bank of New York Company, Inc.	60,094	2,930,183
Citigroup Inc.	105,300	3,100,032
JPMorgan Chase & Co.	79,620	3,475,413
Wells Fargo & Company	95,000	2,868,050
		27,103,009
Health Care — 12.46%
Abbott Laboratories	66,500	3,733,975
Amgen Inc. (a)	52,000	2,414,880
Forest Laboratories, Inc. (a)	57,800	2,106,810
Johnson & Johnson	78,000	5,202,600
Medco Health Solutions, Inc. (a)	23,600	2,393,040
Medtronic, Inc.	83,600	4,202,572
Pfizer Inc.	135,000	3,068,550
Wellpoint Inc. (a)	51,600	4,526,868
		27,649,295
Industrials — 11.27%
3M Co.	44,200	3,726,944
Caterpillar Inc.	43,000	3,120,080
Emerson Electric Co.	44,000	2,493,040
FedEx Corp.	23,900	2,131,163
General Electric Company	178,000	6,598,460
Illinois Tool Works, Inc.	58,400	3,126,736
Monster Worldwide, Inc. (a)	70,000	2,268,000
Trinity Industries, Inc.	56,000	1,554,560
		25,018,983
Information Technology — 16.62%
Cisco Systems, Inc. (a)	112,000	3,031,840
EMC Corporation (a)	111,000	2,056,830
Intel Corporation	194,000	5,172,040
International Business
Machines Corporation	24,400	2,637,640
Intuit Inc. (a)	113,900	3,600,379
Iron Mountain, Inc. (a)	77,990	2,887,190
Microsoft Corporation	142,100	5,058,760
Nokia Corp. - ADR	85,000	3,263,150
Oracle Corp. (a)	117,000	2,641,860
QUALCOMM Inc.	69,100	2,719,085
Western Union Company	158,000	3,836,240
		36,905,014
Materials — 2.29%
Alcoa Inc.	72,000	2,631,600
Newmont Mining Corporation	50,000	2,441,500
		5,073,100
Telecommunication Services — 3.29%
AT&T, Inc.	110,000	4,571,600
Verizon Communications Inc.	62,400	2,726,256
		7,297,856
Utilities — 2.00%
Dominion Resources Inc.	93,400	4,431,830
TOTAL COMMON STOCKS
(Cost $153,495,084)		215,357,723

	Principal
	Amount
MORTGAGE BACKED SECURITIES — 0.16%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$74,358	73,760
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	162,239	161,721
Government National Mortgage Association
9.500%, 06/15/2009	207	214
9.000%, 07/15/2016	2,987	3,216
6.500%, 07/15/2029	10,952	11,366
Mortgage IT Trust
4.250%, 02/25/2035 (d)	67,565	65,573
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $44,819) (c)	38,127	38,353
TOTAL MORTGAGE BACKED SECURITIES
(Cost $355,422)		354,203

SHORT TERM INVESTMENTS — 2.86%
Commercial Paper — 0.90%
American Express Credit Corp.
4.300%, 01/13/2008	2,000,000	1,999,522

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Growth Fund (continued)

	Shares	Value
Money Market Funds — 1.96%
Federated Prime Obligations Fund	1,348,564	$1,348,564
Janus Money Market Fund	3,000,000	3,000,000
		4,348,564
TOTAL SHORT TERM INVESTMENTS
(Cost $6,348,086)		6,348,086
TOTAL INVESTMENTS — 100.04%
(Cost $160,198,592)		222,060,012
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.04)%		(78,333)
TOTAL NET ASSETS — 100.00%		$221,981,679

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of December 31, 2007 these securities represented 0.02% of total net assets.

(d)	The coupon rate shown on variable rate securities represents the rates at December 31, 2007.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Bond Fund

	Shares	Value
PREFERRED STOCKS — 0.35%
Fannie Mae Preferred
(Acquired 12/07/2007, Cost $250,000) (a)	10,000	$255,000
Freddie Mac Preferred
(Acquired 12/03/2007, Cost $254,500) (a)	10,000	261,500
TOTAL PREFERRED STOCKS
(Cost $504,500)		516,500

	Principal
	Amount
ASSET BACKED SECURITIES — 5.52%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	976,722
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	480,030	480,305
5.210%, 03/17/2014	500,000	506,026
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	816,736
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	189,570
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	1,145,385	1,118,009
5.363%, 03/25/2030	400,000	396,804
4.931%, 05/25/2032 (b)	352,832	338,188
FedEx Corp.
6.720%, 07/15/2023	304,039	324,272
Green Tree Financial Corporation
6.870%, 01/15/2029	63,765	67,159
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	507,129
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	393,371
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032	1,047,981	1,035,941
Residential Asset Securities Corporation
5.600%, 06/25/2034	1,000,000	1,003,297
TOTAL ASSET BACKED SECURITIES
(Cost $8,149,754)		8,153,529

CORPORATE BONDS — 20.34%
Abbott Laboratories
5.600%, 05/15/2011	400,000	414,258
Alabama Power Co.
5.500%, 10/15/2017	250,000	253,109
Alcoa, Inc.
5.550%, 02/01/2017	400,000	388,066
American Express Travel
5.250%, 11/21/2011
(Acquired 07/27/2007, Cost $642,214) (a)	650,000	651,451
American Honda Finance Corporation
4.500%, 05/26/2009
(Acquired 05/18/2004, Cost $299,361) (a)	300,000	300,628
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	509,115
ASIF Global Financing XIX
4.900%, 01/17/2013
(Acquired 01/10/2003, Cost $249,218) (a)	250,000	244,617
AT&T Inc.
5.625%, 06/15/2016	500,000	505,708
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	693,787
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	972,376
Bank of America Corporation
6.975%, 03/07/2037	250,000	277,191
Burlington Northern Santa Fe
5.720%, 01/15/2024	468,575	468,238
Caterpillar Inc.
5.700%, 08/15/2016	500,000	508,125
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	309,869
Cisco Systems Inc.
5.250%, 02/22/2011	500,000	512,629
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,007,715
5.500%, 08/27/2012	250,000	254,961
Comcast Corporation
6.500%, 01/15/2017	750,000	781,989
CSX Corporation
6.420%, 06/15/2010	250,000	261,694
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	643,624
Daimler Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	249,527
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	245,967
Federated Retail Holdings, Inc.
5.900%, 12/01/2016	750,000	706,347
Florida Power Corporation
4.800%, 03/01/2013	300,000	298,170
General Electric Capital Corporation
3.000%, 06/27/2018 (b)	856,000	836,327
General Electric Company
5.000%, 02/01/2013	300,000	303,817
Georgia Power Company
5.700%, 06/01/2017	500,000	513,372
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	416,120
GTE South, Inc.
6.000%, 02/15/2008	400,000	401,028
Halliburton Company
6.750%, 02/01/2027	100,000	107,734
Harley Davidson Funding
5.250%, 12/15/2012
(Acquired 12/05/2007, Cost $199,772) (a)	200,000	198,288
Harrah's Operating Company, Inc.
6.500%, 06/01/2016	500,000	372,500
Home Depot, Inc.
5.250%, 12/16/2013	500,000	486,408
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)	500,000	531,315
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b) (d)	500,000	397,500
International Business Machines Corp.
4.750%, 11/29/2012	500,000	503,674
Johnson & Johnson
5.150%, 08/15/2012	500,000	525,491
Kellogg Co.
5.125%, 12/03/2012	500,000	504,187
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	526,800
Lowes Cos, Inc.
6.650%, 09/15/2037	500,000	507,097

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Madison Gas & Electric
6.200%, 09/15/2008	$300,000	$302,968
Marshall & Ilsley Bank
2.900%, 08/18/2009	109,091	106,895
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	213,734
Merrill Lynch Co Inc.
6.050%, 08/15/2012	300,000	305,758
Morgan Stanley
5.750%, 08/31/2012	200,000	204,152
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	491,435
Perforadora Centrale
5.240%, 12/15/2018 (d)	293,362	311,642
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	403,100
Rowan Companies, Inc.
5.880%, 03/15/2012	635,000	666,382
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	522,038
Target Corporation
5.875%, 07/15/2016	750,000	754,767
Time Warner, Inc.
6.875%, 05/01/2012	500,000	526,504
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	300,665
U.S. Central Credit Union
2.700%, 09/30/2009	181,818	179,500
U.S. Trade Funding Corp.
4.260%, 11/15/2014
(Acquired 12/14/2004, Cost $245,083) (a)	246,238	249,614
Union Pacific Railroad Company
6.630%, 01/27/2022	366,347	397,498
5.866%, 07/02/2030	499,965	542,212
United Technologies Corp.
5.375%, 12/15/2017	600,000	605,236
Vessel Management Services Inc.
4.960%, 11/15/2027	320,000	331,798
Viacom, Inc.
5.750%, 04/30/2011
(Acquired 04/05/2006, Cost $496,980) (a)	500,000	506,289
Wachovia Corp.
5.750%, 06/15/2017	500,000	496,943
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,066,655
Walt Disney Company
4.700%, 12/01/2012	500,000	499,983
Wells Fargo Cap X
5.950%, 12/01/2036	200,000	186,655
Wells Fargo Company
4.875%, 01/12/2011	800,000	810,755
5.625%, 12/11/2017	500,000	500,306
TOTAL CORPORATE BONDS
(Cost $29,642,907)		30,074,303

MORTGAGE BACKED SECURITIES — 37.55%
American Tower Trust
5.420%, 04/15/2037	500,000	494,840
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	1,000,000	1,033,668
Bank of America Mortgage Securities
5.250%, 10/25/2020	684,076	681,023
Chase Funding Mortgage Loan
4.515%, 02/25/2014	319,898	310,410
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	502,107
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	520,508	516,316
6.000%, 11/25/2036	400,000	391,029
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	525,447	528,420
5.500%, 05/25/2036	500,000	460,580
CS First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	672,761
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	257,666	256,718
Deutsche Mortgage Securities, Inc.
5.075%, 06/26/2035 (Acquired 09/22/2005,
Cost $353,693) (a) (b)	353,860	351,418
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	53,260	53,872
7.000%, 03/01/2012	91,216	94,315
4.500%, 05/01/2013	476,798	478,839
5.125%, 12/15/2013	299,666	301,100
5.500%, 10/01/2014	83,936	84,966
5.000%, 03/01/2015	265,766	270,283
6.500%, 03/01/2015	176,138	182,596
5.000%, 12/15/2017	750,000	751,364
5.000%, 11/15/2018	600,000	600,967
5.750%, 12/15/2018	422,381	428,641
5.000%, 10/01/2020	419,822	420,234
5.500%, 03/01/2022	2,681,735	2,714,846
4.500%, 11/15/2023	1,000,000	953,875
5.500%, 10/15/2025	500,000	504,116
7.150%, 09/25/2028 (b)	324,479	323,443
6.500%, 10/01/2029	192,753	199,800
5.000%, 10/15/2031	400,000	394,163
5.000%, 06/01/2034	344,898	336,893
5.344%, 02/01/2037 (b)	907,244	915,936
6.000%, 05/01/2037	1,989,670	2,019,383
6.000%, 08/01/2037	1,943,097	1,972,115
Federal National Mortgage Association
6.500%, 03/01/2008	3,116	3,110
5.000%, 03/01/2010	99,154	99,930
5.000%, 03/01/2013	135,755	137,519
4.500%, 04/01/2013	155,129	155,618
5.000%, 04/01/2013	117,525	119,052
5.000%, 05/01/2013	219,562	222,449
5.500%, 06/01/2013	102,529	104,848
3.500%, 09/01/2013	444,164	434,722
4.500%, 09/01/2013	195,114	195,736
5.500%, 10/01/2013	252,877	259,082
5.000%, 02/01/2014	630,732	639,845
3.500%, 02/25/2015	46,819	46,516
4.000%, 05/01/2015	895,810	885,877
6.000%, 06/25/2016	403,974	409,806
4.500%, 06/25/2018	1,250,000	1,212,723
4.500%, 01/01/2019	775,924	763,449
6.500%, 05/01/2019	93,480	96,478
4.509%, 01/01/2020 (b)	232,901	227,419
4.500%, 04/01/2020	701,747	690,003
5.500%, 04/25/2023	500,000	503,135
5.500%, 09/01/2025	487,109	489,444

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal National Mortgage Association (continued)
5.500%, 02/01/2033	$260,512	$260,976
5.500%, 07/01/2033	885,034	885,690
4.124%, 05/01/2034 (b)	156,954	155,920
5.500%, 07/01/2035	1,125,603	1,124,916
5.500%, 12/01/2035	442,772	442,502
5.290%, 11/25/2043	1,000,000	1,014,016
6.500%, 02/25/2044	306,841	327,408
6.500%, 05/25/2044	354,216	373,267
First Nationwide Trust
6.750%, 10/21/2031	42,150	43,191
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	525,508
4.706%, 05/10/2043	980,277	974,348
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	123,443	124,115
Government National Mortgage Association
4.500%, 05/20/2014	252,871	251,587
4.140%, 03/16/2018	1,049,895	1,039,627
4.116%, 03/16/2019	684,097	677,521
4.031%, 01/16/2021	1,121,947	1,108,975
6.500%, 04/15/2026	109,255	113,517
8.000%, 07/15/2026	51,114	55,285
4.130%, 02/16/2027	526,848	521,922
3.727%, 03/16/2027	853,495	840,377
6.500%, 07/15/2029	62,100	64,447
7.500%, 11/15/2029	65,422	69,818
6.000%, 06/15/2031	591,057	606,560
6.000%, 02/15/2032	75,607	77,547
5.000%, 01/15/2033	1,111,055	1,095,138
3.998%, 10/16/2033	1,533,454	1,516,050
4.920%, 05/16/2034	600,000	594,785
6.000%, 10/15/2036	877,894	899,265
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	160,650	160,872
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	342,170	356,957
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	302,454
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	132,218	134,493
4.799%, 12/15/2029	2,000,000	1,976,473
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	321,816	318,552
Master Alternative Loan Trust
5.000%, 06/25/2015	288,868	284,901
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	585,160	587,131
Mortgage IT Trust
4.250%, 02/25/2035 (b)	608,087	590,153
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034
(Acquired 01/20/2004, Cost $101,748) (a)	96,072	96,823
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $379,766) (a)	362,209	364,357
Residential Asset Securitization Trust
4.750%, 02/25/2019	381,698	375,853
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	79,830	79,820
Small Business Administration Combination Trust
5.314%, 11/15/2036
(Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	992,400
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	257,471	252,328
5.080%, 11/01/2022	387,663	388,821
4.640%, 05/01/2023	485,231	480,527
5.570%, 03/01/2026	370,263	380,844
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	92,255	89,498
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	203,386
Wachovia Bank Commercial Mortgage Trust
5.408%, 07/15/2041 (b)	250,000	254,699
5.509%, 04/15/2047	500,000	486,080
Washington Mutual
6.549%, 01/25/2033 (b)	111,425	110,199
4.834%, 10/25/2035 (b)	352,386	349,786
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	400,000	400,186
4.450%, 10/25/2033	717,782	694,136
5.595%, 07/25/2036 (b)	1,112,908	1,118,241
TOTAL MORTGAGE BACKED SECURITIES
(Cost $55,133,506)		55,512,046

MUNICIPAL BONDS — 1.02%
Kentucky State Property & Buildings
Community Revenue Bond
5.100%, 10/01/2015	500,000	504,035
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	999,920
TOTAL MUNICIPAL BONDS
(Cost $1,501,574)		1,503,955

U.S. GOVERNMENT AGENCY ISSUES — 8.58% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	538,965
Federal Home Loan Bank
4.000%, 07/15/2011 (b)	150,000	150,009
4.840%, 01/25/2012	562,533	574,627
4.720%, 09/20/2012	390,309	390,407
4.000%, 06/19/2013 (b)	100,000	99,862
4.000%, 06/26/2013 (b)	540,000	539,736
4.000%, 07/09/2013 (b)	250,000	249,502
4.250%, 07/15/2013 (b)	600,000	599,990
4.000%, 07/23/2013 (b)	210,000	209,833
5.000%, 07/23/2013 (b)	385,000	385,219
5.000%, 03/17/2014 (b)	150,000	150,269
5.250%, 06/18/2014	1,000,000	1,063,139
4.500%, 07/02/2015 (b)	1,100,000	1,097,175
4.000%, 12/30/2015 (b)	575,000	570,111
4.000%, 03/30/2016 (b)	150,000	150,197
4.000%, 04/22/2016 (b)	340,000	339,758
4.500%, 06/05/2018 (b)	350,000	349,784
4.250%, 06/12/2018 (b)	600,000	599,624
4.250%, 06/19/2018 (b)	400,000	398,674
4.500%, 06/19/2018 (b)	300,000	298,994
4.000%, 06/26/2018 (b)	425,000	423,755
4.250%, 06/26/2018 (b)	200,000	198,905
4.500%, 06/26/2018 (b)	350,000	349,152
4.000%, 07/09/2018 (b)	200,000	198,446
4.250%, 07/17/2018 (b)	1,000,000	994,468
4.500%, 07/23/2018 (b)	200,000	199,836
5.000%, 07/30/2018 (b)	400,000	400,022

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2007 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal Home Loan Mortgage Corp.
4.750%, 02/21/2013	$300,000	$310,559
New Valley Generation IV
4.687%, 01/15/2022	321,114	314,987
Overseas Private Investment Company
3.420%, 01/15/2015	265,781	264,288
5.685%, 05/15/2012	250,000	267,540
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $12,199,608)		12,677,833

U.S. TREASURY OBLIGATIONS — 17.67%
U.S. Treasury Bonds — 5.79%
5.375%, 02/15/2031	1,650,000	1,858,958
4.500%, 02/15/2036	4,500,000	4,522,851
5.000%, 05/15/2037	2,000,000	2,179,844
		8,561,653
U.S. Treasury Inflation Index Bonds — 0.87%
2.375%, 01/15/2025	1,219,196	1,279,912

U.S. Treasury Inflation Index Notes — 2.95%
0.875%, 04/15/2010	992,529	989,154
3.000%, 07/15/2012	1,394,364	1,510,096
1.875%, 07/15/2013	341,256	351,664
2.000%, 01/15/2014	395,742	408,761
2.500%, 07/15/2016	1,034,510	1,103,201
		4,362,876
U.S. Treasury Notes — 8.06%
4.625%, 03/31/2008	1,000,000	1,003,359
4.875%, 08/31/2008	1,000,000	1,008,750
4.875%, 08/15/2009	2,000,000	2,055,312
4.750%, 03/31/2011	1,000,000	1,049,062
4.625%, 08/31/2011	2,000,000	2,093,750
4.250%, 11/15/2014	900,000	928,477
4.125%, 05/15/2015	600,000	611,765
4.500%, 11/15/2015	1,000,000	1,041,953
4.875%, 08/15/2016	2,000,000	2,129,688
		11,922,116
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,087,127)		26,126,557

SHORT TERM INVESTMENTS — 9.10%
Money Market Funds — 9.10%
Federated Prime Obligations Fund	6,703,130	6,703,130
Janus Money Market Fund	6,752,798	6,752,798
TOTAL SHORT TERM INVESTMENTS
(Cost $13,455,928)		13,455,928
TOTAL INVESTMENTS — 100.13%
(Cost $145,674,904)		148,020,651
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.13)%		(199,034)
TOTAL NET ASSETS — 100.00%		$147,821,617

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of December 31, 2007, these securities represented 3.03% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2007.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2007 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$160,198,592	$145,674,904
At value	$222,060,012	$148,020,651
Cash	14,321	692,844
Receivable for capital stock sold	118,365	109,030
Dividends receivable	207,238	—
Interest receivable	23,211	1,260,751
Prepaid expenses and other assets	39,761	30,273
Total assets	222,462,908	150,113,549

Liabilities:
Payable for capital stock redeemed	128,100	2,109,896
Payable to Advisor	139,502	50,997
Accrued expenses and other liabilities	213,627	131,039
Total liabilities	481,229	2,291,932
Net Assets	$221,981,679	$147,821,617

Net Assets Consist of:
Paid in capital	$157,401,463	$146,307,134
Undistributed net investment income (loss)	55,161	(522,026)
Accumulated net realized gain (loss) on investments	2,663,635	(309,238)
Net unrealized appreciation on investments	61,861,420	2,345,747
Total — representing net assets applicable to outstanding capital stock	$221,981,679	$147,821,617

Class Y:
Net assets	$201,795,673	$140,566,892
Shares outstanding	8,438,759	13,782,353
Net asset value, redemption price and offering price per share	$23.91	$10.20

Class A:
Net assets	$20,186,006	$7,254,725
Shares outstanding	843,359	705,408
Net asset value and redemption price per share	$23.94	$10.28
Maximum offering price per share	$25.33	$10.74

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2007 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$1,907,210	$—
Interest	142,089	3,641,385
Total investment income	2,049,299	3,641,385

Expenses:
12b-1 fees	121,300	21,831
Investment advisory fees (Note F)	843,030	356,055
Transfer agent fees	95,061	59,384
Professional fees	32,652	19,907
Printing	54,307	32,193
Custody fees	17,734	8,462
Trustee's fees	7,918	4,869
Administration fees	76,098	49,382
Accounting fees	36,445	40,118
Insurance	31,000	19,677
Registration fees	13,908	8,677
Other expense	2,343	5,986
Total expenses	1,331,796	626,541
Less: Expenses waived (Note F)	(17,734)	(21,344)
Net expenses	1,314,062	605,197
Net Investment Income	735,237	3,036,188

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	5,282,192	117,761
Net change in unrealized appreciation / depreciation on investments	(7,386,062)	4,572,071
Net realized and unrealized gain (loss) on investments	(2,103,870)	4,689,832
Increase (Decrease) in Net Assets Resulting from Operations	$(1,368,633)	$7,726,020
* Net of foreign taxes withheld of	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/07	Year Ended	12/31/07	Year Ended
	(unaudited)	06/30/07	(unaudited)	06/30/07
Operations:
Net investment income	$735,237	$1,886,634	$3,036,188	$4,730,901
Net realized gain (loss) on investments	5,282,192	21,878,967	117,761	(7,723)
Net change in unrealized appreciation / depreciation on investments	(7,386,062)	10,408,035	4,572,071	(419,520)
Net increase (decrease) in net assets resulting from operations	(1,368,633)	34,173,636	7,726,020	4,303,658

Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(1,306,304)	(2,284,061)	(3,482,859)	(4,494,893)
Net realized gains on investments	(16,512,888)	(10,489,969)	—	(1,167)
Total distributions — Class Y	(17,819,192)	(12,774,030)	(3,482,859)	(4,496,060)

Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(131,168)	(162,182)	(179,059)	(228,476)
Net realized gains on investments	(1,656,116)	(816,638)	—	(68)
Total distributions — Class A	(1,787,284)	(978,820)	(179,059)	(228,544)

Capital Stock Transactions — (Net) (Note C)	17,635,925	(5,325,786)	5,597,219	74,951,503
Total increase (decrease) in net assets	(3,339,184)	15,095,000	9,661,321	74,530,557

Net Assets:
Beginning of period	225,320,863	210,225,863	138,160,296	63,629,739
End of period*	$221,981,679	$225,320,863	$147,821,617	$138,160,296
* Including undistributed net investment income of	$55,161	$757,396	$(522,026)	$103,704

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2007	Years Ended June 30,
	(unaudited)	2007	2006	2005	2004	2003
Class Y Shares
Net asset value, beginning of year	$26.38	$24.16	$23.44	$22.28	$19.24	$19.48

Income from investment operations
Net investment income	0.08	0.21	0.26	0.21	0.14	0.14
Net realized and unrealized gains (losses)	(0.28)	3.53	1.16	1.17	3.03	(0.26)
Total from investment operations	(0.20)	3.74	1.42	1.38	3.17	(0.12)

Less Distributions
Dividends from net investment income	(0.16)	(0.28)	(0.20)	(0.22)	(0.13)	(0.12)
Distributions from capital gains	(2.11)	(1.24)	(0.50)	—	—	—
Total distributions	(2.27)	(1.52)	(0.70)	(0.22)	(0.13)	(0.12)
Net asset value, end of period	$23.91	$26.38	$24.16	$23.44	$22.28	$19.24
Total investment return	(0.63)%	16.22%	6.10%	6.23%	16.54%	(0.58)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$201,796	$204,771	$197,245	$190,955	$175,300	$150,560
Ratio of expenses to average net assets:
Before expense waiver	1.18%*	1.20%	1.25%	1.25%	1.25%	1.16%
After expense waiver	1.17%*	1.19%	1.23%	1.24%	1.24%	1.14%
Ratio of net investment income to average net assets:
Before expense waiver	0.64%*	0.83%	1.03%	0.92%	0.64%	0.78%
After expense waiver	0.65%*	0.84%	1.05%	0.93%	0.65%	0.80%
Portfolio turnover rate(1)	8.64%	33.17%	18.82%	14.57%	12.41%	9.94%

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2007	Years Ended June 30,
	(unaudited)	2007	2006	2005	2004	2003
Class A Shares
Net asset value, beginning of year	$26.40	$24.18	$23.46	$22.30	$19.26	$19.47

Income from investment operations
Net investment income	0.09	0.22	0.25	0.23	0.14	0.14 (2)
Net realized and unrealized gains (losses)	(0.29)	3.52	1.17	1.15	3.03	(0.23)
Total from investment operations	(0.20)	3.74	1.42	1.38	3.17	(0.09)

Less Distributions
Dividends from net investment income	(0.16)	(0.28)	(0.20)	(0.22)	(0.13)	(0.12)
Distributions from capital gains	(2.10)	(1.24)	(0.50)	—	—	—
Total distributions	(2.26)	(1.52)	(0.70)	(0.22)	(0.13)	(0.1
Net asset value, end of period	$23.94	$26.40	$24.18	$23.46	$22.30	$19.26
Total investment return(3)	(0.59)%	16.21%	6.10%	6.22%	16.52%	(0.42)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$20,186	$20,550	$12,981	$9,594	$6,175	$2,375
Ratio of expenses to average net assets:
Before expense waiver	1.18%*	1.20%	1.25%	1.25%	1.25%	1.16%
After expense waiver	1.17%*	1.19%	1.23%	1.24%	1.24%	1.14%
Ratio of net investment income to average net assets:
Before expense waiver	0.64%*	0.83%	1.03%	0.92%	0.64%	0.78%
After expense waiver	0.65%*	0.84%	1.05%	0.93%	0.65%	0.80%
Portfolio turnover rate(1)	8.64%	33.17%	18.82%	14.57%	12.41%	9.94%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
(3)	Total investment return does not reflect sales load.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2007		Years Ended June 30,
	(unaudited)		2007		2006	2005	2004	2003
Class Y Shares
Net asset value, beginning of year	$9.91		$9.84		$10.34	$10.28	$10.98	$10.46

Income from investment operations
Net investment income	0.22		0.42		0.42	0.41	0.43	0.45
Net realized and unrealized gains (losses)	0.33		0.07		(0.49)	0.17	(0.40)	0.53
Total from investment operations	0.55		0.49		(0.07)	0.58	0.03	0.98

Less Distributions
Dividends from net investment income	(0.26)		(0.42)		(0.42)	(0.42)	(0.42)	(0.45)
Distributions from capital gains	—		(0.00	)(3)	(0.01)	(0.10)	(0.31)	(0.01)
Total distributions	(0.26)		(0.42)		(0.43)	(0.52)	(0.73)	(0.46)
Net asset value, end of period	$10.20		$9.91		$9.84	$10.34	$10.28	$10.98
Total investment return	5.60%		5.08%		(0.67)%	5.74%	0.43%	9.59%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$140,567		$131,593		$60,151	$48,166	$39,813	$47,784
Ratio of expenses to average net assets:
Before expense waiver	0.88	%*	0.91%		1.22%	1.24%	1.18%	1.12%
After expense waiver	0.85	%*	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.23	%*	4.16%		3.88%	3.61%	3.62%	3.88%
After expense waiver	4.26	%*	4.22%		4.25%	4.00%	3.95%	4.15%
Portfolio turnover rate(1)	23.95%		25.97%		17.46%	27.37%	77.46%	74.73%

	COUNTRY Bond Fund
	Six Months Ended
	December 31, 2007		Years Ended June 30,
	(unaudited)		2007		2006	2005	2004	2003
Class A Shares
Net asset value, beginning of year	$9.99		$9.92		$10.42	$10.36	$11.05	$10.54

Income from investment operations
Net investment income	0.22		0.42		0.42	0.41	0.43	0.45
Net realized and unrealized gains (losses)	0.33		0.07		(0.49)	0.17	(0.39)	0.52
Total from investment operations	0.55		0.49		(0.07)	0.58	0.04	0.97

Less Distributions
Dividends from net investment income	(0.26)		(0.42)		(0.42)	(0.42)	(0.42)	(0.45)
Distributions from capital gains	—		(0.00	)(3)	(0.01)	(0.10)	(0.31)	(0.01)
Total distributions	(0.26)		(0.42)		(0.43)	(0.52)	(0.73)	(0.46)
Net asset value, end of period	$10.28		$9.99		$9.92	$10.42	$10.36	$11.05
Total investment return(2)	5.56%		5.15%		(0.76)%	5.69%	0.53%	9.42%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,255		$6,567		$3,479	$2,804	$1,993	$1,137
Ratio of expenses to average net assets:
Before expense waiver	0.88	%*	0.91%		1.22%	1.24%	1.18%	1.12%
After expense waiver	0.85	%*	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.23	%*	4.16%		3.88%	3.61%	3.62%	3.88%
After expense waiver	4.26	%*	4.22%		4.25%	4.00%	3.95%	4.15%
Portfolio turnover rate(1)	23.95%		25.93%		17.46%	27.37%	77.46%	74.73%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
(3)	Amount is less than $0.005 per share.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (unaudited)

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles (“GAAP”).

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At December 31, 2007, each of the Funds is authorized to issue an unlimited number of shares.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (unaudited) (continued)

Transactions in capital stock were as follows:
	GROWTH FUND
	Six Months Ended		Year Ended
	December 31, 2007		June 30, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	65,923	$1,619,633	166,506	$4,157,583
Shares issued in connection with the Acquisition of Country Balanced Fund	—	—	192,276	4,597,329
Shares issued through reinvestment of dividends	74,948	1,786,963	40,556	978,569
Shares redeemed	(75,879)	(1,857,687)	(157,881)	(3,946,319)
Total Class A transactions	64,992	1,548,909	241,457	5,787,162

Class Y
Shares sold	477,726	11,741,820	980,933	24,364,750
Shares issued in connection with the Acquisition of Country Balanced Fund	—	—	675,134	16,128,944
Shares issued through reinvestment of dividends	715,860	17,053,670	503,143	12,081,110
Shares redeemed	(517,524)	(12,708,474)	(2,561,536)	(63,687,752)
Total Class Y transactions	676,062	16,087,016	(402,326)	(11,112,948)
Net increase (decrease) in capital stock	741,054	$17,635,925	(160,869)	$(5,325,786)

	BOND FUND
	Six Months Ended		Year Ended
	December 31, 2007		June 30, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	87,791	$891,298	201,055	$2,025,670
Shares issued in connection with the
Acquisition of Country Short Term Bond Fund	—	—	201,336	2,037,525
Shares issued through reinvestment of dividends	17,593	179,036	22,676	228,459
Shares redeemed	(57,238)	(583,662)	(118,590)	(1,197,609)
Total Class A transactions	48,146	486,672	306,477	3,094,045

Class Y
Shares sold	2,509,990	25,365,153	4,613,197	46,198,200
Shares issued in connection with the
Acquisition of Country Short Term Bond Fund	—	—	4,053,949	40,701,553
Shares issued through reinvestment of dividends	328,549	3,316,720	424,464	4,242,820
Shares redeemed	(2,334,560)	(23,571,326)	(1,926,024)	(19,285,115)
Total Class Y transactions	503,979	5,110,547	7,165,586	71,857,458
Net increase in capital stock	552,125	$5,597,219	7,472,063	$74,951,503

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the period ended December 31, 2007 were as follows:
	Purchases	Sales
Growth Fund	$18,917,864	$24,913,852
Bond Fund	$29,093,565	$12,220,197

For the period ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$ —	$ —
Bond Fund	$3,534,629	$19,155,574

Note (E) Income Tax Information: At June 30, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Bond Fund
Cost of investments	$156,182,660	$139,133,577
Gross unrealized appreciation	$71,707,303	$347,434
Gross unrealized depreciation	(2,459,901)	(2,595,532)
Net unrealized appreciation/(depreciation)	$69,247,402	$(2,248,098)
Undistributed ordinary income	$1,923,944	$103,704
Undistributed long-term capital gains	14,383,979	—
Total distributable earnings	$16,307,923	$103,704
Other accumulated losses and temporary differences	$—	$(405,225)
Total accumulated earnings (losses)	$85,555,325	$(2,549,619)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (unaudited) (continued)

The tax character of distributions paid during the six months ended December 31, 2007 and the year ended June 30, 2007 were as follows:

	For Six Months Ended	For the Year Ended
	December 31, 2007	June 30, 2007
Growth Fund
Ordinary income	$1,437,472	$2,614,170
Long-term capital gain	18,169,004	11,138,680
	$19,606,476	$13,752,850

	For Six Months Ended	For the Year Ended
	December 31, 2007	June 30, 2007
Bond Fund
Ordinary income	$3,661,918	$4,724,604
Long-term capital gain	—	—
	$3,661,918	$4,724,604

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended June 30, 2008. Capital loss carryovers and post-October loss deferrals as of June 30, 2007 were as follows:

	Net Capital		Capital Loss	Post-October
	Loss		Carryover	Loss
	Carryover(1)		Expiration	Deferral(2)
Bond Fund	$88,505		6/30/2015	$9,059
	70,112	*	6/30/2012
	120,116	*	6/30/2013
	117,433		6/30/2014

(1)	Capital gain distributions will resume in the future to the extent gains realized in excess of the available carryovers.
(2)	Loss is recognized for tax purposes on July 1, 2007.
*	Capital loss carryovers from Short-Term Bond Fund.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Effective July 1, 2007, the Funds adopted FIN 48.  Management has evaluated the impact of FIN 48 and has determined there is no material impact to the financial statements.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”) provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the six months ended December 31, 2007 were: $17,734 and $8,462, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after October 31, 2008.

Investment advisory fees and expenses reimbursed by the Advisor, for the six months ended December 31, 2007, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$843,030	$ —
Bond Fund	0.50%	$365,055	$12,882

*  Excludes waiver of custody fees.

At December 31, 2007, 59.0% of the shares outstanding of the Growth Fund and 92.4% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by the COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as secretary to the Funds. Legal fees expensed by the Growth Fund and Bond Fund during the six months ended December 31, 2007 were: $16,115, and $8,918, respectively.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2007, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.11% and 0.03%, respectively.

Note (H) New Accounting Standards:  In September 2006, the FASB issued Statement No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2007 (unaudited) (continued)

value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years, which will first be seen in the December 31, 2008 financial statements.  As of December 31, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Fund Management, a department of COUNTRY Trust Bank.  The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities.  Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals.  The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice.  The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the investment advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the advisor’s services, the Board received a memorandum from the advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreement.  The information below summarizes the Board’s consideration in connection with its approval of the Agreement.  In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered.  However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the advisor under the Agreement.  The advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board.  Also reviewed and analyzed by the Board were the background, education and experience of the advisor’s key investment personnel as well as portfolio manager compensation issues.  The Board further considered the sources of information used by the advisor as the basis for investment advice as well as the methods investment personnel used to evaluation such information.  The Board also analyzed and reviewed the trading strategies of the Funds.  The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses.  The information included a comparison of the Funds’ various expenses to Lipper Benchmark industry averages for each particular Fund’s peer group industry average.  The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers.  Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature and quality of the services provided by the advisor.

The Board further reviewed and analyzed the advisor’s current compliance program and reviewed summaries of the advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy.  The advisor’s procedures for market timing and late trading were also reviewed.  The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreement.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	68	Trustee since	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)		October 2005
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	66	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1993 to date. Farmer.

Nancy J. Erickson	50	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)

Robert D. Grace	60	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	73	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2001 to date.
(1/30/34)

William H. Olthoff*	64	Trustee since July 2007	Director: Illinois Agricultural Association and Affiliated Companies, 2000 to date;
(7/11/43)			Director: COUNTRY Trust Bank, 2003 to date; Farmer.

Carson H. Varner, Jr.	62	Trustee since March 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Kurt Bock	54	Treasurer since	Treasurer: Illinois Agricultural Association and Affiliated Companies (3), July 1,
(4/14/53)		July 2005	2005 to date; Assistant Treasurer, Illinois Agricultural Association, June 1 to June 30, 2005; Chief Executive Officer, IAA Credit Union 2003 to 2005; Commander, United States Air Force, 2000 to 2003.

Peter J. Borowski	57	Controller since	Vice President and Controller, COUNTRY Trust Bank 2005 to date and
(5/10/50)		July 2005	COUNTRY Insurance and Financial Services 2003 to date.

Barbara L. Mosson	55	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer,
(4/30/52)		Officer, Anti-Money	Busey Bank, 1996 to 2000 including predecessor company.
		Laundering Compliance
		Officer since 2004

Bruce D. Finks	54	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank, 1995 to date (4).
(1/31/53)

Scott Hancock	50	Vice President	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4),
(7/4/57)		beginning January 2008	Beginning January 2008; Director of the Retirement and Investment Services
			Department: COUNTRY Trust Bank (4), 2000 to 2007.

John D. Blackburn	59	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (5), 2001 to
(4/2/48)			date.

Robert W. Rush, Jr.	62	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	56	Vice President	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)		since 2004	Companies(3), 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Philip T. Nelson*	50	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated Companies,
(6/12/57)		since December 10, 2003
2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank, 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; President: Country Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	41	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary beginning	Companies, February 2008 to date; Various Attorney Positions: Illinois
		February 2008
Agricultural Association and Affiliated Companies, April 2005 to February 2008; General Counsel and Secretary: COUNTRY Trust Bank, February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex.  COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios:  COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2007 will be available after August 31, 2007 on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
William H. Olthoff
Nancy J. Erickson
Roger D. Grace
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Scott Hancock, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/08)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*     /s/ Philip T. Nelson
                                                 Philip T. Nelson, President

Date     2/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Philip T. Nelson
                                                  Philip T. Nelson, President

Date     2/27/08

By (Signature and Title)*     /s/ Kurt F. Bock
                                                 Kurt F. Bock, Treasurer

Date     2/27/08

* Print the name and title of each signing officer under his or her signature.